Commitments and contingencies (Details Narrative)	3 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases	$ 56,522		$ 63,250
Payments for legal settlements	$ 323,000	£ 2,220,000